Intangible Assets, Net - Schedule of Estimated Amortization Expenses for the Intangible Assets (Details) - Dec. 31, 2024 - Previously Reported [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible Assets, Net - Schedule of Estimated Amortization Expenses for the Intangible Assets (Details) [Line Items]
2026	¥ 70	$ 10
2027	62	8
Amortization expenses for intangible assets	¥ 132	$ 18